Equity	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
Equity

7. Equity

Ordinary shares

The Company’s authorized share capital is 50,000,000 ordinary shares, par value $0.001 per share. On August 1, 2019, the Company issued 50,000,000 ordinary shares, which issuance was considered as being part of the reorganization of the Company.

On September 9, 2021, the sole shareholder of the Company surrendered 20,000,000 ordinary shares of US$0.001 par value each for no consideration. On September 9, 2021 the Company’s shareholders and Board of Directors approved to amend the authorized share capital from US$50,000, divided into 50,000,000 ordinary shares of a par value of US$0.001 per share, to US$150,000, divided into 150,000,000 ordinary shares of a par value of US$0.001 per share. The Company believes it is appropriate to reflect the such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 150,000,000 authorized shares, par value of US$0.001, of which 30,000,000 and 30,000,000 were issued and outstanding as of March 31, 2022 and 2021.

As of March 31, 2022 and 2021, a single shareholder owned 100% of the Company’s outstanding shares.

Cash dividends

On March 24, 2020, the Board of Directors of ZYSL and ZYCL declared an interim cash dividend of HK$3,900,000 (equivalent to $498,932) and HK$1,500,000 (equivalent to $191,897), respectively, to its single shareholder at the time of record, i.e. the Predecessor Parent Company. Without any withholding tax levied on dividends in Hong Kong, the full amounts were payable to the Predecessor Parent Company. As of March 31, 2020, the dividend declared by ZYCL has been fully settled by directly deducting from the amount due from the Predecessor Parent Company and the dividend declared by ZYSL was recorded as dividend payable. On June 19, 2020, ZYSL settled such dividend payable in cash.

On November 25, 2020, the Board of Directors of ZYSL declared an interim cash dividend of HK$24,805,800 (equivalent to $3,199,675) to its shareholder ZYSL (BVI), following which ZYSL (BVI) declared an interim cash dividend to its shareholder ZYFGL and ZYFGL declared an interim cash dividends to its shareholders for the same amount on the same day. Without any withholding tax levied on dividends in Hong Kong, British Virgin Islands, and Cayman Islands, the interim cash dividends have already been settled with the shareholders in cash on November 25, 2020.

On January 19, 2021, the Board of Directors of ZYSL declared an interim cash dividend of HK11,628,450 (equivalent to $1,499,942) to its shareholder ZYSL (BVI), following which ZYSL (BVI) declared an interim cash dividend to its shareholder ZYFGL and ZYFGL declared an interim cash dividend to its shareholders for the same amount on the same day. Without any withholding tax levied on dividends in Hong Kong, British Virgin Islands, and Cayman Islands, the interim cash dividends are settled in three equal parts, all of which have been settled with the shareholders in cash on January 19, 2021, January 20, 2021 and March 3, 2021, respectively.